UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act File Number 811-04704

Primary Trend Fund, Inc.
(Exact name of registrant as specified in charter)

3960 Hillside Drive, Delafield, WI  53018
 (Address of principal executive offices) (Zip code)

Lilli Gust
Arnold Investment Counsel Incorporated
3960 Hillside Drive, Delafield, WI  53018
(Name and address of agent for service)

Registrant's telephone number, including area code: (262) 303-4850

Date of fiscal year end: June 30
Date of reporting period: September 30, 2011

Item 1.  Schedule of Investments.

PORTFOLIO OF INVESTMENTS
As of September 30, 2011 (Unaudited)

	The Primary Trend Fund
Shares		Value
	COMMON STOCKS (82.4%)
	CONSUMER DISCRETIONARY (8.4%)
	Home Construction (0.9%)
20,000	KB Home	$117,200

	Media (3.7%)
27,000	DreamWorks Animation SKG, Inc., Class A*	490,860

	Multiline Retail (3.6%)
7,000	J.C. Penney Co., Inc.	187,460
6,000	Kohl's Corp.	294,600
		482,060

	Specialty Retail (0.2%)
25,000	Pacific Sunwear of California, Inc.*	30,000
	Total Consumer Discretionary	1,120,120

	CONSUMER STAPLES (14.8%)
	Beverages (4.1%)
14,000	Molson Coors Brewing Co., Class B	554,540

	Food & Staples Retailing (5.8%)
15,000	Wal-Mart Stores, Inc.	778,500

	Food Products (4.9%)
10,000	Kraft Foods, Inc., Class A	335,800
10,000	Unilever N.V. ADR	314,900
		650,700
	Total Consumer Staples	1,983,740

	ENERGY (4.3%)
	Energy Equipment & Services (0.9%)
290	Ocean Rig UDW, Inc.*	4,392
2,000	Schlumberger Ltd.	119,460
		123,852
	Oil, Gas & Consumable Fuels (3.4%)
4,000	BP PLC ADR	144,280
14,000	Petroleo Brasileiro S.A. ADR	314,300
	Total Energy	582,432

	FINANCIALS (8.4%)
	Capital Markets (3.0%)
7,000	Bank of New York Mellon Corp. (The)	130,130
20,000	Morgan Stanley	270,000
		400,130
	Commercial Banks (3.2%)
18,000	U.S. Bancorp	423,720

	Diversified Financial Services (2.2%)
10,000	JPMorgan Chase & Co.	301,200
	Total Financials	1,125,050

	HEALTH CARE (19.8%)
	Pharmaceuticals (19.8%)
14,000	Abbott Laboratories	715,960
20,000	Eli Lilly & Co.	739,400
9,000	Johnson & Johnson	573,390
35,000	Pfizer, Inc.	618,800
	Total Health Care	2,647,550

	INDUSTRIALS (5.9%)
	Commercial Services & Supplies (1.0%)
4,000	Waste Management, Inc.	130,240

	Industrial Conglomerates (3.2%)
28,000	General Electric Co.	426,720

	Machinery (1.0%)
13,000	Terex Corp.*	133,380

	Marine (0.7%)
40,000	DryShips, Inc.*	93,600
	Total Industrials	783,940

	INFORMATION TECHNOLOGY (11.8%)
	Communications Equipment (2.5%)
22,000	Cisco Systems, Inc.	340,780

	Semiconductors & Semiconductor Equipment (5.6%)
35,000	Intel Corp.	746,550

	Software (3.7%)
20,000	Microsoft Corp.	497,800
	Total Information Technology	1,585,130

	MATERIALS (3.3%)
	Construction Materials (3.3%)
16,000	Vulcan Materials Co.	440,960

	TELECOMMUNICATION SERVICES (3.3%)
	Diversified Telecommunication Services (3.3%)
12,000	Verizon Communications, Inc.	441,600

	UTILITIES (2.4%)
	Water Utilities (2.4%)
15,000	Aqua America, Inc.	323,550

	Total Common Stocks
	(Cost $12,399,585)	11,034,072

Principal
Amount

	SHORT-TERM INVESTMENTS (18.2%)
	Variable Rate Demand Notes (18.2%)
$2,443,283	American Family Financial Services Demand Note, 0.10%(a)	2,443,283

	Total Short-Term Investments
	(Cost $2,443,283)	2,443,283

	TOTAL INVESTMENTS (100.6%)
	(Cost $14,842,868)	13,477,355
	Liabilities less Other Assets (-0.6%)	(86,019)

	NET ASSETS (100.0%)	$13,391,336

* Non-income producing.
(a) Variable rate security; the coupon rate shown represents the rate at September 30, 2011.
ADR - American Depository Receipt
PLC - Public Limited Company
See notes to portfolio of investments.

NOTES TO PORTFOLIO OF INVESTMENTS
September 30, 2011 (unaudited)

Organization
The Primary Trend Fund, Inc. (the “Fund”), a Wisconsin Corporation, began operations on September 15, 1986. The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end diversified investment management company.  The Fund seeks capital growth and income.

Each security, excluding securities with 60 days or less remaining to maturity, is valued at the last sale price, or if no sale is reported, the average of the latest bid and asked prices. Price information on listed stocks is taken from the exchange where the security is primarily traded. Other securities for which market quotations are not readily available are valued under procedures approved by the Board of Directors. Securities with 60 days or less remaining to maturity are valued at amortized cost, which approximates market value.

Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded as earned, and includes amortization of premiums and accretion of discounts. Securities gains and losses are determined on the basis of identified cost, which is the same basis used for federal income tax purposes.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Tax Information
At September 30, 2011, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes was as follows:

Cost of investments	$14,842,868
Unrealized appreciation	$685,440
Unrealized depreciation	(2,050,953)
Net appreciation/(depreciation) on investments	$(1,365,513)

Under GAAP, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad levels and described below:

•
Level 1 – quoted prices for active markets for identical securities.  An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investments.

Common Stocks.  Securities traded on a national exchange (or reported on the NASDAQ national market) are stated at the NASDAQ Official Closing Price on the day of valuation.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Short-Term Investments.  Short-term investments are valued using amortized cost, which approximates fair value.  To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2011:

	Level 1	Level 2	Level 3	Total
Common Stocks*	$ 11,034,072	$ -	$ -	$ 11,034,072
Short-Term Investments	-	2,443,283	-	2,443,283
Total	$ 11,034,072	$2,443,283	$ -	$ 13,477,355

*All sub-categories within common stocks as detailed in the Portfolio of Investments represent level 1 evaluation status.

The Fund did not hold any Level 3 securities during the period ended September 30, 2011.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Primary Trend Fund, Inc.

By: (Signature and Title)      /s/ Lilli Gust
 Lilli Gust
 Principal Executive Officer
Date: 11/14/2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: (Signature and Title)      /s/ Lilli Gust
 Lilli Gust
 Principal Executive Officer
Date: 11/14/2011

By: (Signature and Title)      /s/ Lilli Gust
 Lilli Gust
 Principal Financial Officer
Date: 11/14/2011

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)